Investment Strategy	Oct. 31, 2025
Zevenbergen Growth Fund Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to invest in U.S.-traded equity securities of companies that exhibit, or have the potential to exhibit, high sustainable growth for sales, earnings, and free cash flow. The Advisor applies a bottom-up stock selection process, emphasizing companies with established or improving competitive advantages, large addressable customer bases, and management teams aligned with long-term shareholder interests. The Fund’s portfolio generally will contain 30-50 stocks of any market capitalization across several sectors. The Fund may invest in initial public offerings (“IPOs”) and other equities new to the public markets, including direct listings by organizations, as a method of initial access to public markets.
Under normal circumstances, the Fund will invest in equity securities, primarily common stocks, of small-, medium-, and large- capitalization issuers. The Fund may invest up to 100% of its assets in equity securities, including common stocks, of foreign companies trading on U.S. exchanges (denominated in USD) which may include American Depositary Receipts (“ADRs”). In determining whether an issuer is foreign, the Advisor will consider various factors including the location(s) of the issuer’s headquarters, legal organization, principal trading market and/or concentration of revenues. The weight given to each of these factors will vary depending upon the circumstances as determined by the Advisor.
The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund may invest a significant portion of its assets in the securities of companies in the same sector or sectors. The Fund currently has significant exposure within each of the consumer discretionary and information technology sectors.
The Advisor’s growth equity investment philosophy is predicated on company revenue, cash flow and earnings growth being the essential catalysts of stock price appreciation (i.e., drivers to increase the price of stocks), combined with financial flexibility and experienced management offering competitive advantages during market downturns. The Advisor employs a research intensive, bottom-up strategy (i.e., greater emphasis on company specific performance rather than macroeconomic events and market cycles) to identify investments meeting these criteria.

Strategy Portfolio Concentration [Text]	The Fund may invest up to 100% of its assets in equity securities, including common stocks, of foreign companies trading on U.S. exchanges (denominated in USD) which may include American Depositary Receipts (“ADRs”).
Zevenbergen Genea Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to invest in U.S.-traded equity securities of companies that exhibit, or have the potential to exhibit, high sustainable growth for sales, earnings, and free cash flow. The Advisor applies a bottom-up stock selection process, emphasizing emerging companies in industries benefiting from technological advancements. Compared with the Growth Fund, the Genea Fund typically holds fewer positions across a more limited number of sectors. The Fund’s portfolio generally will contain 20-40 stocks of any market capitalization. The Fund may also invest in initial public offerings (“IPOs”) and other equities new to the public market, including direct listings by organizations, as a method of initial access to public markets.
Under normal circumstances, the Fund will invest in equity securities of small-, medium-, and large-capitalization issuers. The Fund may invest up to 100% of its assets in equity securities, including common stocks, of foreign companies trading on U.S. exchanges (denominated in USD) which may include American Depository Receipts (“ADRs”). In determining whether an issuer is foreign, the Advisor will consider various factors including the location(s) of the issuer’s headquarters, legal organization, principal trading market and/or concentration of revenues. The weight given to each of these factors will vary depending upon the circumstances and as determined by the Advisor.
The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund may invest a significant portion of its assets in the securities of companies in the same sector or sectors. The Fund currently has significant exposure within each of the consumer discretionary and information technology sectors.
The Advisor’s growth equity investment philosophy is predicated on company revenue, cash flow and earnings growth being the essential catalysts of stock price appreciation (i.e., drivers to increase the price of stocks), combined with financial flexibility and experienced management offering competitive advantages during market downturns. The Advisor employs a research intensive, bottom-up strategy (i.e., greater emphasis on company specific performance rather than macroeconomic events and market cycles) to identify investments meeting these criteria.

Strategy Portfolio Concentration [Text]	The Fund may invest up to 100% of its assets in equity securities, including common stocks, of foreign companies trading on U.S. exchanges (denominated in USD) which may include American Depository Receipts (“ADRs”).